Variable Interest Entity (Details) - Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 3,936,430	$ 1,477,065
Accounts receivable, net	17,625,183	216,572
Prepayments	5,687,920	575,913
Other receivables	2,776,885	1,350,331
Loans receivable	1,721,594	3,410,833
Amount due from related parties	877,598
Total current assets	32,625,610	7,030,714
NON-CURRENT ASSET
Property and equipment, net	7,737,384	9,980,931
Deferred tax assets	15,175	10
Deposits	2,345,084	595,149
Total non-current asset	10,097,643	10,576,090
Total assets	42,723,253	17,606,804
CURRENT LIABILITIES:
Short-term bank borrowings	3,825,617	1,647,679
Accounts and notes payable	6,509,409	803,784
Other payables and accrued liabilities	4,194,169	1,631,610
Amount due to related parties	5,958,665
Tax payable	4,174,642	1,859,485
Current portion of capital lease and financing obligations	704,504
Total current liabilities	25,367,006	5,942,558
NON-CURRENT LIABILITIES
Long-term portion of capital lease and financing obligations	1,158,642	2,351,104
Total non-current liabilities	1,158,642	2,351,104
Total liabilities	26,525,648	8,293,662
SHAREHOLDERS’ EQUITY
Ordinary shares	1,454,440	1,454,440
Additional paid-in capital	1,992,881	383,721
Statutory reserves	536,962	468,522
Other reserves	12,349,552	325,456
Retained earnings		6,236,232
Accumulated other comprehensive (loss) income	(136,230)	444,771
Total shareholders’ equity	16,197,605	9,313,142
Total liabilities and shareholders’ equity	42,723,253	17,606,804
Revenues	77,611,882
Net income	2,487,522
Net cash flows from operating activities	(1,435,387)
Net cash flows from investing activities	778,705
Net cash flows from financing activities	$ 779,811